Consolidated statement of cash flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities 32
Results before tax	[1],[2]	€ 6,986		€ 8,085	€ 6,753
Adjusted for: - depreciation and amortisation	[2]	520		520	536
- Addition to loan loss provisions	[2]	656		676	974
- Other	[2]	(1,763)		703	1,084
Taxation paid	[2]	(1,602)		(1,691)	(1,603)
- Net change in Loans and advances to/from banks, not available/payable on demand	[2]	(211)		3,194	(1,504)
- Net change in Trading assets and Trading liabilities	[2]	9,910		(11,187)	11,322
- Loans and advances to customers	[2]	(31,356)		(21,390)	(29,656)
- Customer deposits	[2]	19,709		18,291	23,493
- Other	[2]	4,067		(2,454)	(2,846)
Net cash flow from/(used in) operating activities		6,915	[2]	(5,253)	8,553
Cash flows from investing activities
- Acquisition of subsidiaries, net of cash acquired	[2]	(111)
- Associates and joint ventures	[2]	(97)		(79)	(49)
- available-for-sale investments	[2]			(21,601)	(27,003)
- held-to-maturity investments	[2]			(3,609)	(1,731)
- Financial assest at fair value through other comprehensive income	[2]	(10,517)
- Securities at amortised cost	[2]	(17,985)
- property and equipment	[2]	(286)		(304)	(415)
- Other investments	[2]	(258)		(264)	(288)
- associates and joint ventures	[2]	116		245	1,071
- available-for-sale investments	[2]			32,788	32,540
- held-to-maturity investments	[2]			2,675	630
- Financial assest at fair value through other comprehensive income	[2]	15,657
- Securities at amortised cost	[2]	18,709
- Property and equipment	[2]	17		79	75
- Loans sold	[2]	206		1,815	1,295
- other investments	[2]	0		9	9
Net cash flow from/(used in) investing activities	[2]	5,451		11,754	6,134
Cash flows from financing activities
Proceeds from debt securities	[2]	152,543		95,458	106,174
Repayments of debt securities	[2]	(131,170)		(96,837)	(123,748)
Proceeds from issuance of subordinated loans	[2]	1,859		2,331	2,070
Repayments of subordinated loans	[2]	(4,646)		(2,343)	(1,042)
Purchase/sale of treasury shares	[2]	4		7	10
Dividends paid	[2]	(2,607)		(2,564)	(2,521)
Net cash flow from/(used in) financing activities	[2]	15,983		(3,948)	(19,057)
Net cash flow	[2]	28,349		2,553	(4,370)
Cash and cash equivalents at beginning of year	[2]	18,977		16,164	20,379
Effect of exchange rate changes on cash and cash equivalents	[2]	204		260	155
Cash and cash equivalents at end of year	[2]	€ 47,529		€ 18,977	€ 16,164

[1]

Result before tax includes results from continuing operations of EUR 6,986 million ( 2017 : EUR 8,085 million; 2016 : EUR 6,314 million) as well as results before tax from discontinued operations of EUR - ( 2017 : EUR - million; 2016 : EUR 441 million).

[2]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.